Nuclear Decommissioning Trust Fund Investments (Tables)	12 Months Ended
Dec. 31, 2012
Nuclear Decommissioning Trust Fund Investments [Line Items]
Fair Value Of Securities In Nuclear Decommissioning Trust Fund
The following table presents the costs and fair values of investments in debt and equity securities in Ameren Missouri’s nuclear decommissioning trust fund at December 31, 2012, and 2011:

Security Type	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
2012
Debt securities	$133	$8	(a)	$141
Equity securities	145	130	11	264
Cash	1	—	—	1
Other(b)	2	—	—	2
Total	$281	$138	$11	$408
2011
Debt securities	$114	$7	(a)	$121
Equity securities	145	101	12	234
Cash	3	—	—	3
Other(b)	(1)	—	—	(1)
Total	$261	$108	$12	$357

(a)	Amount less than $1 million.

(b)	Represents payables relating to pending security purchases, net of receivables related to pending security sales and interest receivables.

Schedule Of Unrealized Losses On Available-For-Sale Investments Included In Nuclear Decommissioning Trust Fund
They are aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Debt securities	$17	$ (a)	$ (a)	$ (a)	$17	$ (a)
Equity securities	7	1	14	10	21	11
Total	$24	$1	$14	$10	$38	$11

(a)	Amount less than $1 million.

Regulatory Asset [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Proceeds From Sale Of Investments In Nuclear Decommissioning Trust Fund And Gross Realized Gains And Losses
The following table presents proceeds from the sale and maturities of investments in Ameren Missouri’s nuclear decommissioning trust fund and the gross realized gains and losses resulting from those sales for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Proceeds from sales and maturities	$384	$199	$256
Gross realized gains	6	5	5
Gross realized losses	2	4	4

Fair Value Of Securities In Nuclear Decommissioning Trust Fund According To Their Contractual Maturities
The following table presents the costs and fair values of investments in debt securities in Ameren Missouri’s nuclear decommissioning trust fund according to their contractual maturities at December 31, 2012:

	Cost	Fair Value
Less than 5 years	$78	$79
5 years to 10 years	32	35
Due after 10 years	23	27
Total	$133	$141